Property, Plant and Equipment (Details) - Schedule of Depreciation Charge and Capital Work in Progress - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Depreciation Charge And Capital Work In Progress Abstract
Direct costs (Note 7)	$ 12,656,056	$ 12,615,658
CWIP	910,644	926,099
Depreciation charge	$ 13,566,700	$ 13,541,757